Warrant Liability (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Expenses			$ 12,280,192	$ 18,008,195
Debt discount	$ 10,000,762		$ 349,341
Fair value of the warrant liability	(36,381,542)
Warrant Liability [Member]
Initial value of warrants	96,495,977
Expenses	75,156,534
Debt discount	19,720,000
Fair value of the warrant liability	$ 19,720,000